Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares		Subscription receivable	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings (Accumulated losses)	Non- Controlling Interests	Total
Balance at Jun. 30, 2023		$ 19,823	[1]	$ (19,801)		$ (455)	$ 431,994	$ 53,809	$ 485,370
Balance (in Shares) at Jun. 30, 2023	[1]	150,000,000
Net (loss) income for the year			[1]				834,151	46,066	880,217
Foreign currency translation			[1]			3,131		(131)	3,000
Disposal of BU Production (Note 11)			[1]					(26,546)	(26,546)
Balance at Jun. 30, 2024		$ 19,823	[1]	(19,801)		2,676	1,266,145	73,198	1,342,041
Balance (in Shares) at Jun. 30, 2024	[1]	150,000,000
Net (loss) income for the year			[1]				793,420	5,917	799,337
Foreign currency translation			[1]			(15,318)		304	(15,014)
Dividend declared during the year			[1]				(1,038,230)	(44,587)	(1,082,817)
Balance at Jun. 30, 2025		$ 19,823	[1]	(19,801)		(12,642)	1,021,335	34,832	1,043,547
Balance (in Shares) at Jun. 30, 2025	[1]	150,000,000
Net (loss) income for the year			[1]				(4,831,322)	18,125	(4,813,197)
Foreign currency translation			[1]			14,966		(3)	14,963
Issuance of ordinary shares pursuant to the IPO, net of offering cost		$ 5,350,318	[1]						5,350,318
Issuance of ordinary shares pursuant to the IPO, net of offering cost (in Shares)	[1]	16,750,000
Issuance of ordinary shares under 2025 equity incentive plan		$ 1,270,710	[1]						1,270,710
Issuance of ordinary shares under 2025 equity incentive plan (in Shares)	[1]	1,315,000
Collection of subscription receivable			[1]	19,801					19,801
Share-based compensation			[1]		2,709,004				2,709,004
Balance at Jun. 30, 2026		$ 6,640,851	[1]		$ 2,709,004	$ 2,324	$ (3,809,987)	$ 52,954	$ 5,595,146
Balance (in Shares) at Jun. 30, 2026	[1]	168,065,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).